Segments and Geographic Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segments and Geographic Information

	Three Months Ended March 31,
	2014	2013
Revenue from external customers by segment:
Employer	$13,277	$8,625
Carrier	17,419	15,222

Total net revenue from external customers	$30,696	$23,847

Depreciation and amortization by segment:
Employer	$1,034	$669
Carrier	1,410	1,235

Total depreciation and amortization	$2,444	$1,904

Loss from operations by segment:
Employer	$(9,963)	$(3,702)
Carrier	(1,861)	(1,362)

Total loss from operations	$(11,824)	$(5,064)

	Year Ended December 31,
	2013	2012	2011
		(Restated)	(Restated)
Revenue from external customers by segment:
Employer	$40,656	$23,760	$15,938
Carrier	64,096	57,979	52,845

Total net revenue from external customers	$104,752	$81,739	$68,783

Depreciation and amortization by segment:
Employer	$3,035	$2,337	$2,044
Carrier	5,137	6,223	5,262

Total depreciation and amortization	$8,172	$8,560	$7,306

Income (loss) from operations by segment:
Employer	$(26,312)	$(19,015)	$(19,533)
Carrier	(1,882)	6,213	6,516

Total loss from operations	$(28,194)	$(12,802)	$(13,017)